Other Long-Term Assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Assets	Other Long-Term Assets

	2023	2022
Long-term prepayments, contracts and other (1)	$279	$269
Prepaid cost of service toll	179	199
Long-term inventory	141	137
Risk management (note 19)	13	9
	612	614
Less: current portion	71	61
	$541	$553
(1)Includes physical product sales contracts assumed in acquisitions in prior periods, accrued interest on the deferred PRT recovery, and the unamortized portion of the Company's share bonus program.
INVESTMENT IN NORTH WEST REDWATER PARTNERSHIP
The Company has a 50% equity investment in North West Redwater Partnership ("NWRP"). NWRP operates a 50,000 barrels per day bitumen upgrader and refinery that processes approximately 12,500 barrels per day (25% toll payer) of bitumen feedstock for the Company and 37,500 barrels per day (75% toll payer) of bitumen feedstock for the Alberta Petroleum Marketing Commission ("APMC"), an agent of the Government of Alberta. The Company is unconditionally obligated to pay its 25% pro rata share of the debt component of the monthly fee-for-service toll over the 40-year tolling period until 2058 (note 20). Sales of diesel and refined products and associated refining tolls are recognized in the Midstream and Refining segment (note 22).
On June 30, 2021, the equity partners together with the toll payers, agreed to optimize the structure of NWRP to better align the commercial interests of the equity partners and the toll payers (the "Optimization Transaction"). As a result, North West Refining Inc. transferred its entire 50% partnership interest in NWRP to APMC. The Company's 50% equity interest remained unchanged.
Under the Optimization Transaction, the original term of the processing agreements was extended by 10 years from 2048 to 2058. NWRP retired higher cost subordinated debt, which carried interest rates of prime plus 6%, and issued lower cost senior secured bonds at an average rate of approximately 2.55%, reducing interest costs to NWRP and associated tolls to the toll payers. As such, NWRP repaid the Company's and APMC's subordinated debt advances of $555 million each. In addition, the Company received a $400 million distribution from NWRP during 2021.
To facilitate the Optimization Transaction, NWRP issued $500 million of 1.20% series L senior secured bonds due December 2023, $500 million of 2.00% series M senior secured bonds due December 2026, $1,000 million of 2.80% series N senior secured bonds due June 2031, and $600 million of 3.75% series O senior secured bonds due June 2051.
During 2023, NWRP repaid the $500 million of 1.20% series L senior secured bonds.
As at December 31, 2023, NWRP had borrowings of $2,559 million under the syndicated credit facility (December 31, 2022 – $2,318 million), and borrowings of $77 million under its short-term demand operating facility (December 31, 2022 – $nil).
During 2023, NWRP's syndicated credit facility was reduced by $60 million to $3,115 million (2022 – $3,175 million) following the repayment and cancellation of the portion of the non-revolving credit facility that matured in June 2023. NWRP's syndicated credit facility is comprised of a $2,175 million revolving credit facility, with $118 million maturing June 2024 and the remainder maturing June 2025, and a $940 million non-revolving credit facility maturing June 2025.
During 2022, NWRP entered into a $150 million facility to support letters of credit.
The assets, liabilities, partners’ equity, product sales and equity (loss) income related to NWRP at December 31, 2023 and 2022 were comprised as follows:

	2023	2022
Current assets	$349	$257
Non-current assets	$10,508	$10,729
Current liabilities	$1,054	$849
Non-current liabilities	$10,913	$11,239
Partners’ equity	$(1,110)	$(1,102)
Partners’ equity at Company's 50% interest	$(555)	$(551)
Revenue (1)	$1,527	$1,267
Net (loss) income (2)	$(8)	$22
(1)Included in NWRP's revenue for 2023 is $335 million (2022 – $317 million) related to the Company's 25% share of the refining toll.
(2)Included in the net (loss) income for 2023 is the impact of depreciation and amortization expense of $387 million (2022 – $245 million) and interest and other financing expense of $500 million (2022 – $422 million).
The carrying value of the Company’s interest in NWRP is $nil, and as at December 31, 2023, the cumulative unrecognized share of the equity loss and partnership distributions from NWRP was $555 million (2022 – $551 million). The Company's unrecognized equity loss from NWRP for 2023 was $4 million (2022 – recovery of the unrecognized share of the equity loss of $11 million; 2021 – unrecognized equity loss of $9 million and partnership distributions were $400 million).